UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2004

RGM-QTLY-0105

1.810688.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 62.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 39.3%
Agency Coupons - 32.1%
12/1/04	1.98% (a)	$ 100,000	$ 99,995
12/6/04	1.68 (a)	118,000	117,945
12/7/04	1.95 (a)	100,000	99,924
12/18/04	2.03 (a)	38,600	38,597
12/21/04	2.03 (a)	80,000	79,957
12/24/04	1.87 (a)	200,000	199,994
12/27/04	2.08 (a)	210,000	209,988
12/29/04	2.08 (a)	75,000	74,952
12/29/04	2.11 (a)	100,000	99,994
1/3/05	1.88 (a)	131,000	130,926
1/7/05	1.92 (a)	80,000	79,996
2/22/05	2.23 (a)	100,000	99,908
3/29/05	1.40	50,000	50,000
4/28/05	1.33	50,000	50,000
5/3/05	1.40	25,000	25,000
5/4/05	1.54	50,000	50,000
5/13/05	1.59	40,000	40,000
			1,547,176
Discount Notes - 7.2%
2/2/05	2.10	75,000	74,726
3/4/05	1.21	25,000	24,923
4/6/05	2.23	50,000	49,614
4/27/05	2.46	107,000	105,938
5/18/05	2.48	17,000	16,806
5/25/05	2.51	50,000	49,397
5/25/05	2.53	25,000	24,697
			346,101
			1,893,277
Federal Home Loan Bank - 12.9%
Agency Coupons - 12.9%
12/1/04	2.03 (a)	80,000	79,983
12/21/04	1.84 (a)	55,000	54,997
12/25/04	2.08 (a)	72,000	71,986
1/19/05	1.99 (a)	19,000	18,998
2/10/05	2.11 (a)	150,000	149,860
2/25/05	1.40	50,000	50,000
2/28/05	2.26 (a)	81,000	80,965
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
4/15/05	1.35%	$ 50,000	$ 50,000
4/27/05	1.30	65,000	65,000
			621,789
Freddie Mac - 10.0%
Discount Notes - 10.0%
2/1/05	1.87	50,000	49,840
2/8/05	1.33	50,000	49,874
2/15/05	1.85	50,000	49,807
2/15/05	1.86	45,000	44,825
2/22/05	1.90	50,000	49,783
3/1/05	1.92	31,000	30,853
3/15/05	2.01	100,000	99,425
3/22/05	2.02	27,000	26,834
4/26/05	2.19	48,000	47,579
5/17/05	2.48	34,000	33,614
			482,434
TOTAL FEDERAL AGENCIES			2,997,500
Repurchase Agreements - 38.2%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 11/30/04 due 12/1/04 At 2.1%) (b)	$ 1,840,255	1,840,148
TOTAL INVESTMENT PORTFOLIO - 100.4%		4,837,648
NET OTHER ASSETS - (0.4)%		(18,218)
NET ASSETS - 100%		$ 4,819,430
Total Cost for Federal Income Tax Purposes $ 4,837,648
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$1,840,148 due 12/1/04 at 2.1%
Banc of America Securities LLC.	$ 239,123
Bank of America, National Association	478,246
Barclays Capital Inc.	717,370
Greenwich Capital Markets, Inc.	239,123
J.P. Morgan Securities, Inc.	166,286
1,840,148

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2004

RMM-QTLY-0105

1.810718.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 27.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.1%
Washington Mutual Bank, California
1/27/05	1.90%	$ 72,000	$ 72,001
4/18/05	2.47	300,000	300,000
5/5/05	2.46	275,000	275,000
			647,001
London Branch, Eurodollar, Foreign Banks - 8.0%
Barclays Bank PLC
2/3/05	1.95	32,000	31,998
2/28/05	1.93	75,000	75,000
BNP Paribas SA
2/28/05	2.33	75,000	75,000
Calyon
2/22/05	1.90	145,000	145,000
Credit Agricole Indosuez
12/31/04	1.27	100,000	100,000
Dresdner Bank AG
1/14/05	2.02	100,000	100,000
HBOS Treasury Services PLC
3/7/05	2.00	100,000	100,000
ING Bank NV
1/4/05	1.98	200,000	200,000
National Australia Bank
1/10/05	1.42	150,000	150,000
Societe Generale
1/5/05	1.19	75,000	75,000
3/7/05	2.00	205,000	205,000
			1,256,998
New York Branch, Yankee Dollar, Foreign Banks - 15.5%
Banco Bilbao Vizcaya Argentaria SA
12/1/04	1.73 (b)	25,000	24,999
12/23/04	1.87 (b)	55,000	54,998
BNP Paribas SA
12/22/04	2.06 (b)	155,000	154,957
Calyon
12/13/04	1.78 (b)	75,000	74,976
12/13/04	2.03 (b)	75,000	74,984
Canadian Imperial Bank of Commerce
12/15/04	2.15 (b)	155,000	155,004
12/29/04	2.13 (b)	70,000	69,991
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Agricole Indosuez
1/24/05	2.09% (b)	$ 35,000	$ 35,007
Deutsche Bank AG
12/3/04	1.76 (b)	110,000	110,000
12/16/04	1.20	225,000	225,000
HBOS Treasury Services PLC
12/3/04	1.98 (b)	150,000	150,000
12/4/04	1.77 (b)	150,000	150,000
Landesbank Baden-Wuerttemberg
12/6/04	1.75 (b)	25,000	24,998
2/25/05	2.31 (b)	130,000	129,981
2/28/05	2.32 (b)	10,000	9,996
Royal Bank of Canada
12/15/04	1.80 (b)	70,000	69,978
Royal Bank of Scotland PLC
12/14/04	2.03 (b)	200,000	199,968
Societe Generale
12/8/04	1.99 (b)	65,000	64,995
12/20/04	2.06 (b)	130,000	129,975
UBS AG
1/5/05	1.94 (b)	200,000	199,940
Unicredito Italiano Spa
12/21/04	1.84 (b)	75,000	74,985
1/14/05	1.99 (b)	50,000	49,990
1/27/05	2.04 (b)	155,000	154,969
2/14/05	2.21 (b)	65,000	64,985
			2,454,676
TOTAL CERTIFICATES OF DEPOSIT			4,358,675
Commercial Paper - 20.3%

Bank of America Corp.
12/3/04	1.72	155,000	154,985
3/16/05	2.06	200,000	198,810
Bradford & Bingley PLC
1/28/05	2.12	30,000	29,898
Capital One Multi-Asset Execution Trust
1/27/05	2.30	20,000	19,927
2/17/05	2.30	10,000	9,950
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
CC USA, Inc.
2/14/05	1.95% (a)	$ 35,000	$ 34,859
Charta LLC
2/10/05	2.25	30,000	29,867
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/5/05	2.03	40,000	39,921
1/19/05	2.06	50,000	49,860
1/20/05	2.09	25,000	24,928
Comcast Corp.
12/2/04	2.33	7,713	7,713
12/7/04	2.35	5,000	4,998
12/13/04	2.36	5,000	4,996
12/17/04	2.36	5,000	4,995
DaimlerChrysler NA Holding Corp.
12/1/04	2.10	5,000	5,000
12/13/04	2.18	20,000	19,985
12/16/04	2.21	15,000	14,986
12/17/04	2.21	10,000	9,990
12/21/04	2.23	15,000	14,981
12/22/04	2.24	20,000	19,974
12/28/04	2.26	10,000	9,983
12/29/04	2.36	20,000	19,963
Dexia Delaware LLC
5/24/05	2.55	150,000	148,177
Dorada Finance, Inc.
2/15/05	2.26	16,000	15,924
Dresdner U.S. Finance, Inc.
1/24/05	1.98	30,000	29,911
Emerald (MBNA Credit Card Master Note Trust)
1/11/05	2.02	93,555	93,341
1/12/05	2.03	73,998	73,824
1/12/05	2.04	100,000	99,763
2/8/05	2.29	45,000	44,803
Ford Motor Credit Co.
12/1/04	2.12	60,000	60,000
12/2/04	2.16	10,000	9,999
12/9/04	2.19	60,000	59,971
12/14/04	2.21	20,000	19,984
General Electric Capital Corp.
1/11/05	1.82	137,000	136,719
1/12/05	1.82	175,000	174,633
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Giro Funding US Corp.
12/1/04	2.05%	$ 80,000	$ 80,000
Grampian Funding Ltd.
1/10/05	1.91	160,000	159,662
1/20/05	2.03	135,000	134,621
ING America Insurance Holdings, Inc.
1/21/05	2.04	45,000	44,871
K2 (USA) LLC
2/28/05	1.94	25,000	24,881
3/10/05	2.04	48,000	47,733
Motown Notes Program
12/15/04	1.90	80,000	79,941
1/18/05	2.05	15,000	14,959
1/18/05	2.22	45,000	44,867
1/19/05	2.07	80,000	79,776
1/20/05	2.06	13,400	13,362
1/20/05	2.25	65,000	64,798
Newcastle (Discover Card Master Trust)
12/14/04	1.92	50,000	49,966
Paradigm Funding LLC
12/7/04	2.02 (b)	55,000	54,998
2/24/05	1.94	75,000	74,660
2/28/05	1.93	75,000	74,646
Park Granada LLC
12/15/04	2.13	35,000	34,971
1/20/05	2.06	55,000	54,843
2/8/05	2.25	110,000	109,528
Sheffield Receivables Corp.
12/27/04	2.13 (b)	50,000	49,999
1/24/05	2.28	140,050	139,573
Westpac Capital Corp.
3/22/05	2.38	20,000	19,854
3/23/05	2.38	55,000	54,596
TOTAL COMMERCIAL PAPER			3,204,723
Federal Agencies - 8.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.9%
Agency Coupons - 3.9%
12/7/04	1.95% (b)	$ 74,000	$ 73,944
2/15/05	1.40	100,000	100,000
2/22/05	2.23 (b)	175,000	174,839
3/29/05	1.40	150,000	150,000
5/4/05	1.54	75,000	75,000
5/13/05	1.59	40,000	40,000
			613,783
Federal Home Loan Bank - 4.8%
Agency Coupons - 4.8%
12/17/04	1.40	18,000	17,998
1/19/05	1.99 (b)	11,000	10,999
2/25/05	1.40	400,000	400,002
2/25/05	1.82	25,000	24,976
4/27/05	1.30	60,000	60,000
4/28/05	1.35	30,000	30,000
5/2/05	1.37	96,500	96,500
5/2/05	1.80	53,500	53,407
5/3/05	1.37	75,000	75,000
			768,882
TOTAL FEDERAL AGENCIES			1,382,665
Master Notes - 4.2%

Bear Stearns Companies, Inc.
12/13/04	2.14 (d)	35,000	35,000
General Motors Acceptance Corp. Mortgage Credit
12/1/04	2.49 (d)	150,000	150,000
12/1/04	2.63 (d)	10,000	10,000
Goldman Sachs Group, Inc.
1/10/05	2.06 (b)(d)	90,000	90,000
2/14/05	2.13 (d)	140,000	140,000
2/28/05	2.43 (b)(d)	110,000	110,000
4/12/05	2.12 (d)	135,000	135,000
TOTAL MASTER NOTES			670,000
Medium-Term Notes - 15.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Allstate Life Global Funding II
12/8/04	2.05% (a)(b)	$ 20,000	$ 20,000
12/15/04	2.09 (a)(b)	15,000	15,000
12/15/04	2.10 (a)(b)	20,000	20,000
American Express Credit Corp.
12/20/04	2.17 (a)(b)	50,000	49,989
12/27/04	2.31 (b)	40,000	40,005
ASIF Global Financing XXX
12/23/04	2.28 (b)	80,000	80,000
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	125,000	125,000
BellSouth Corp.
4/26/05	4.12 (b)	30,000	30,211
BellSouth Telecommunications
12/4/04	1.88 (b)	25,000	25,000
Citigroup Global Markets Holdings, Inc.
12/6/04	1.88 (b)	20,000	20,012
Descartes Funding Trust
12/15/04	2.10 (b)	30,000	30,000
First Tennessee Bank NA, Memphis
12/1/04	1.79 (b)	50,000	50,013
2/4/05	2.25 (b)	35,000	35,007
General Electric Capital Corp.
12/1/04	2.11 (b)(d)	30,000	30,000
12/7/04	2.08 (b)	191,000	191,000
12/9/04	2.17 (b)	100,000	100,000
12/17/04	2.21 (b)	158,000	158,024
HBOS Treasury Services PLC
12/24/04	1.96 (b)	145,000	145,000
2/21/05	2.39 (a)(b)	15,000	15,008
Household Finance Corp.
12/6/04	2.01 (b)	20,000	20,000
M&I Bank FSB NV, Las Vegas
1/25/05	2.07 (b)	35,000	35,001
M&I Marshall & Ilsley Bank
12/20/04	1.94 (b)	15,000	15,001
Morgan Stanley
12/1/04	2.16 (b)	20,000	20,000
12/6/04	2.04 (b)	35,000	35,000
12/15/04	2.10 (b)	46,000	46,000
12/15/04	2.22 (b)	45,000	45,047
12/29/04	2.20 (b)	90,000	90,004
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
National City Bank
12/1/04	1.71% (b)	$ 100,000	$ 99,985
Pacific Life Global Funding
12/6/04	2.03 (a)(b)	15,000	15,000
12/13/04	2.09 (b)	10,000	10,000
RACERS
12/22/04	2.14 (a)(b)	140,000	140,000
Royal Bank of Canada
12/10/04	2.10 (b)	15,000	15,000
SBC Communications, Inc.
6/5/05	2.39 (a)	10,000	10,085
SLM Corp.
12/1/04	2.02 (a)(b)	85,000	85,000
Verizon Global Funding Corp.
12/15/04	1.99 (b)	315,000	315,001
Wells Fargo & Co.
12/2/04	2.02 (b)	60,000	60,000
12/15/04	2.07 (b)	147,500	147,500
Westpac Banking Corp.
12/13/04	1.85 (b)	30,000	30,000
2/28/05	2.36 (b)	50,000	50,004
TOTAL MEDIUM-TERM NOTES			2,462,897
Short-Term Notes - 2.9%

Hartford Life Insurance Co.
12/1/04	1.94 (b)(d)	41,000	41,000
Jackson National Life Insurance Co.
1/3/05	2.15 (b)(d)	36,000	36,000
Metropolitan Life Insurance Co.
12/29/04	2.23 (a)(b)	20,000	20,000
1/3/05	2.20 (b)(d)	45,000	45,000
2/1/05	2.32 (b)(d)	20,000	20,000
Monumental Life Insurance Co.
12/1/04	2.13 (b)(d)	10,000	10,000
12/1/04	2.16 (b)(d)	45,000	45,000
New York Life Insurance Co.
1/3/05	2.14 (b)(d)	125,000	125,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Pacific Life Insurance Co.
12/10/04	2.01% (b)(d)	$ 15,000	$ 15,000
Transamerica Occidental Life Insurance Co.
2/1/05	2.33 (b)(d)	55,000	55,000
Travelers Insurance Co.
1/1/05	2.12 (b)(d)	35,000	35,000
2/17/05	2.41 (b)(d)	10,000	10,000
2/20/05	2.24 (b)(d)	10,000	10,000
TOTAL SHORT-TERM NOTES			467,000
Municipal Securities - 0.5%
LoanStar Assets Partners LP Student Ln. Rev. Series A, 2.09%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	75,000	75,000
Repurchase Agreements - 20.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 11/30/04 due 12/1/04 At 2.1%)	$ 222,568	222,555
With:
Banc of America Securities LLC At 2.11%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,390,206,680, 0% - 10%, 5/15/11 - 9/19/44)	436,026	436,000
Citigroup Global Markets, Inc. At 2.16%, dated 11/30/04 due 12/1/04:
(Collateralized by Corporate Obligations with principal amounts of $114,239,000, 3.88% - 8.25%, 1/1/07 - 8/15/14)	121,007	121,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $353,804,226, 3.08% - 7.95%, 11/15/11 - 1/20/44)	200,012	200,000
Credit Suisse First Boston, Inc. At 2.14%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $4,999,049,504, 0% - 11.33%, 2/15/06 - 11/10/41)	425,025	425,000
Deutsche Bank Securities, Inc. At 2.19%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $342,043,881, 6.95% - 13.5%, 10/15/05 - 1/15/49)	250,015	250,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. At:
2.16%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $4,080,000, 4.37%, 12/25/34)	$ 4,000	$ 4,000
2.18%, dated 11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $316,286,789, 4.62% - 5.5%, 9/25/34 - 12/25/34) (b)(c)	311,608	310,000
J.P. Morgan Securities, Inc. At 2.13%, dated 11/12/04 due 12/15/04 (Collateralized by Corporate Obligations with principal amounts of $389,877,000, 5% - 12.5%, 8/1/05 - 12/1/35)	380,742	380,000
Merrill Lynch, Pierce, Fenner & Smith At 2.21%, dated 11/8/04 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $229,070,471, 4.5% - 11.75%, 3/15/05 - 10/1/46) (b)(c)	231,167	230,000
Morgan Stanley & Co. At:
2.13%, dated 11/12/04 due 12/15/04 (Collateralized by Corporate Obligations with principal amounts of $100,832,286, 6.38% - 12.5%, 8/15/07 - 10/15/26)	100,195	100,000
2.14%, dated 11/30/04 due 12/1/04 (Collateralized by U.S. Government Obligations with principal amounts of $1,960,483,920, 0% - 8%, 7/15/27 - 8/1/34)	450,027	450,000
Wachovia Securities, Inc. At 2.13%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $90,811,095, 2.51% - 7.75%, 12/23/04 - 12/15/39)	89,005	89,000
TOTAL REPURCHASE AGREEMENTS		3,217,555
TOTAL INVESTMENT PORTFOLIO - 100.2%		15,838,515
NET OTHER ASSETS - (0.2)%		(33,012)
NET ASSETS - 100%		$ 15,805,503
Total Cost for Federal Income Tax Purposes $ 15,838,515
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $424,941,000 or 2.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,147,000,000 or 7.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 2.14%, 12/13/04	11/10/04	$ 35,000
General Electric Capital Corp. 2.11%, 12/1/04	4/1/04	$ 30,000
General Motors Acceptance Corp. Mortgage Credit: 2.49%, 12/1/04	11/1/04	$ 150,000
2.63%, 12/1/04	11/1/04	$ 10,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 2.06%, 1/10/05	7/8/04	$ 90,000
2.12%, 4/12/05	9/14/04	$ 135,000
2.13%, 2/14/05	9/30/04	$ 140,000
2.43%, 2/28/05	8/26/04	$ 110,000
Hartford Life Insurance Co. 1.94%, 12/1/04	12/16/03	$ 41,000
Jackson National Life Insurance Co. 2.15%, 1/3/05	3/31/03	$ 36,000
Metropolitan Life Insurance Co.: 2.2%, 1/3/05	3/26/02	$ 45,000
2.32%, 2/1/05	2/24/03	$ 20,000
Monumental Life Insurance Co.: 2.13%, 12/1/04	7/31/98	$ 10,000
2.16%, 12/1/04	3/12/99	$ 45,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02 - 12/19/02	$ 125,000
Pacific Life Insurance Co 2.01%, 12/10/04	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 2.33%, 2/1/05	4/28/00	$ 55,000
Travelers Insurance Co.: 2.12%, 1/1/05	3/26/04	$ 35,000
2.24%, 2/20/05	8/19/04	$ 10,000
2.41%, 2/17/05	5/10/04	$ 10,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005